FAIR VALUE MEASUREMENT (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Carrying value as of January 1	$ 0	$ 2,233
Sale of financial assets	0	(2,331)
Net changes in fair value	0	67
Realized gain	0	31
Carrying value as of December 31	$ 0	$ 0